UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	03/31/2014

Date of reporting period:	12/31/2013

Item 1. Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

as of December 31, 2013

(Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—98.3%
COMMON STOCKS—84.7%

CHINA (INCLUDING HONG KONG SAR)—49.6%
3,304,000	Anhui Expressway Co. Ltd. (Class “H” Shares)	$1,832,171
	(Industrials)
1,306,500	Asia Cement China Holdings Corp.	823,902
	(Materials)
13,548,000	Bank of China Ltd. (Class “H” Shares)	6,237,360
	(Banking)
2,804,000	Chaowei Power Holdings Ltd.	1,478,968
	(Consumer Discretionary)
27,000	Cheung Kong Holdings Ltd.	426,189
	(Real Estate-Developers)
1,378,000	China BlueChemical Ltd. (Class “H” Shares)	861,883
	(Materials)
5,281,000	China Construction Bank Corp. (Class “H” Shares)	3,984,093
	(Banking)
696,000	China Lilang Ltd.	429,037
	(Consumer Discretionary)
234,500	China Mobile Ltd.	2,431,399
	(Telecommunication Services)
2,880,000	China Petroleum & Chemical Corp. (Class “H” Shares)	2,351,005
	(Energy)
2,492,000	China Power International Development Ltd.	886,981
	(Utilities)
110,000	China Resources Land Ltd.	272,649
	(Real Estate-Developers)
912,000	China Resources Power Holdings Co. Ltd.	2,161,712
	(Utilities)
713,000	China Shenhua Energy Co. Ltd. (Class “H” Shares)	2,248,153
	(Energy)
731,852	China Vanke Co. Ltd. (Class “B” Shares)	1,142,000
	(Real Estate-Developers)
613,000	CNOOC Ltd.	1,139,943
	(Energy)
2,048,000	Far East Consortium International Ltd.	768,565
	(Real Estate-Developers)
954,000	FIH Mobile Ltd.*	513,029
	(Telecommunication Services)
4,112,000	Hopefluent Group Holdings Ltd.	1,601,465
	(Real Estate-Developers)
222,800	HSBC Holdings PLC	2,417,835
	(Banking)
5,677,000	Industrial & Commercial Bank of China Ltd. (Class “H” Shares)	3,836,256
	(Banking)

10,300	Jiangling Motors Corp. Ltd. (Class “B” Shares)	38,388
	(Consumer Discretionary)
609,889	Luthai Textile Co. Ltd. (Class “B” Shares)	851,798
	(Consumer Discretionary)
602,000	New World Department Store China Ltd.	338,486
	(Consumer Discretionary)
180,000	Power Assets Holdings Ltd.	1,431,077
	(Utilities)
4,003,000	Prosperity REIT	1,166,679
	(Real Estate Investment Trusts)
165,000	Shanghai Industrial Holdings Ltd.	603,246
	(Industrials)
1,053,500	Shimao Property Holdings Ltd.	2,421,027
	(Real Estate-Developers)
3,917,000	Sino-Ocean Land Holdings Ltd.	2,571,158
	(Real Estate-Developers)

916,000	Sinopec Engineering Group Co. Ltd. (Class “H” Shares)	1,370,285
	(Industrials)
2,310,000	Sinopec Shanghai Petrochemical Co. Ltd. (Class “H” Shares)	664,315
	(Materials)
4,832,000	Skyworth Digital Holdings Ltd.	2,660,800
	(Consumer Discretionary)
2,922,000	Springland International Holdings Ltd.	1,503,524
	(Consumer Discretionary)
662,000	Truly International Holdings Ltd.	356,001
	(Technology Hardware & Equipment)
2,840,000	Welling Holding Ltd.	915,621
	(Consumer Discretionary)
412,769	Yantai Changyu Pioneer Wine Co. Ltd. (Class “B” Shares)	1,373,359
	(Consumer Staples)
1,490,000	Yuexiu Property Co. Ltd.	367,009
	(Real Estate-Developers)
3,687,000	Yuexiu Real Estate Investment Trust	1,797,307
	(Real Estate Investment Trusts)
1,583,400	Zhengzhou Coal Mining Machinery Group Co. Ltd. (Class “H” Shares)	1,090,409
	(Industrials)
711,800	Zoomlion Heavy Industry Science And Technology Co. Ltd. (Class “H” Shares)	664,590
	(Industrials)

		60,029,674

INDIA—0.8%
160,812	Tata Motors Ltd.	978,573
	(Consumer Discretionary)

INDONESIA—1.9%
1,334,000	PT Bank Rakyat Indonesia Persero Tbk	794,700
	(Banking)
8,834,000	PT Telekomunikasi Indonesia Persero Tbk	1,560,649
	(Telecommunication Services)

		2,355,349

MALAYSIA—1.0%
403,800	NTPM Holdings Bhd	92,459
	(Consumer Staples)
132	United Overseas Australia Ltd.	66
	(Real Estate-Developers)
1,961,500	UOA Development Bhd	1,161,749
	(Real Estate-Developers)

		1,254,274

SINGAPORE—6.9%
506,000	AIMS AMP Capital Industrial REIT	573,382
	(Real Estate Investment Trusts)
2,420,000	Asian Pay Television Trust	1,419,074
	(Consumer Discretionary)
98,000	CapitaLand Ltd.	235,303
	(Real Estate-Developers)
2,200,000	China Merchants Holdings Pacific Ltd.	1,612,584
	(Industrials)
137,000	DBS Group Holdings Ltd.	1,856,413
	(Banking)
584,000	Frasers Commercial Trust	587,725
	(Real Estate Investment Trusts)
17,000	Great Eastern Holdings Ltd.	240,057
	(Insurance)
38,500	Jardine Strategic Holdings Ltd.	1,232,000
	(Industrials)
2,126,000	Nam Cheong Ltd.	530,679
	(Industrials)

		8,287,217

SOUTH KOREA—15.6%
759	Alticast Corp.*	6,631
	(Software & Services)
194,660	DGB Financial Group, Inc.	3,043,436
	(Banking)
30	Dongbu Insurance Co. Ltd.	1,598
	(Insurance)
48,900	KB Financial Group, Inc.	1,957,668
	(Banking)
73,306	Kia Motors Corp.	3,896,780
	(Consumer Discretionary)
31,672	LG Corp.	1,920,697
	(Consumer Discretionary)
1,810	Samsung Electronics Co. Ltd.	2,353,077
	(Semiconductors & Semiconductor Equipment)
4,070	SBI Mortgage Co. Ltd.	44,736
	(Banking)
50,520	Shinhan Financial Group Co. Ltd.	2,264,269
	(Banking)
5,598	SK Innovation Co. Ltd.	750,573
	(Energy)
12,107	SK Telecom Co. Ltd.	2,638,565
	(Telecommunication Services)

		18,878,030

SRI LANKA—0.8%
727,048	Sampath Bank PLC	955,501
	(Banking)

TAIWAN—6.6%
98,000	Chicony Electronics Co. Ltd.	246,286
	(Technology Hardware & Equipment)
2,196,000	Compal Electronics, Inc.	1,683,648
	(Technology Hardware & Equipment)
252,000	Lumax International Corp. Ltd.	606,251
	(Technology Hardware & Equipment)
150,000	Phison Electronics Corp.	958,780
	(Semiconductors & Semiconductor Equipment)
1,384,000	Primax Electronics Ltd.	1,260,778
	(Technology Hardware & Equipment)
461,000	Syncmold Enterprise Corp.	770,306
	(Industrials)
349,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,235,409
	(Semiconductors & Semiconductor Equipment)
416,000	UDE Corp.	1,271,582
	(Technology Hardware & Equipment)

		8,033,040

THAILAND—1.5%
91,400	Bangkok Bank PCL	495,106
	(Banking)
1,521,800	Krung Thai Bank PCL	764,142
	(Banking)
314,400	Thai Oil PCL	538,192
	(Energy)

		1,797,440

	Total common stocks (cost $98,574,791)	102,569,098

PREFERRED STOCKS—13.6%
SOUTH KOREA
2,910	Amorepacific Corp.	1,160,857
	(Consumer Staples)
21,310	Daelim Industrial Co. Ltd.	615,867
	(Industrials)
22,698	Hyundai Motor Co.	2,462,615
	(Consumer Discretionary)
36,594	Hyundai Motor Co. (PRFC)	4,334,344
	(Consumer Discretionary)
13,110	LG Corp.	443,480
	(Industrials)
4,898	LG Household & Health Care Ltd.	1,058,174
	(Consumer Staples)

2,731	Samsung Electronics Co. Ltd. (PRFC)	2,621,408
	(Semiconductors & Semiconductor Equipment)
27,887	Samsung Fire & Marine Insurance Co. Ltd.	3,765,478
	(Insurance)

	Total preferred stocks (cost $14,929,682)	16,462,223

	Total long-term investments (cost $113,504,473)	119,031,321

SHORT-TERM INVESTMENT—0.1%
MONEY MARKET MUTUAL FUND
	JPMorgan Prime Money Market Fund/Premier (cost $135,942)	135,942

	Total Investments—98.4% (cost $113,640,415)	119,167,263
	Other assets in excess of liabilities—1.6%	1,930,189

	Net Assets—100.0%	$121,097,452

The following abbreviations are used in the Portfolio descriptions:

PRFC—	Preference Shares
REIT—	Real Estate Investment Trust
*	Non-income producing security.
(a)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$113,785,931

Appreciation	8,137,689
Depreciation	(2,756,357)

Net Unrealized Appreciation	$5,381,332

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China (including Hong Kong SAR)	$60,029,674	$—	$—
India	978,573	—	—
Indonesia	2,355,349	—	—
Malaysia	1,254,208	66	—
Singapore	8,287,217	—	—
South Korea	18,878,030	—	—
Sri Lanka	955,501	—	—
Taiwan	8,033,040	—	—
Thailand	495,106	1,302,334	—
Preferred Stocks
South Korea	16,462,223	—	—
Money Market Mutual Fund	135,942	—	—

Total	$117,864,863	$1,302,400	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as December 31, 2013 was as follows:

Banking	23.7%
Consumer Discretionary	20.1
Real Estate-Developers	9.1
Industrials	8.9
Semiconductors & Semiconductor Equipment	5.9
Telecommunications Services	5.9
Energy	5.8
Technology Hardware & Equipment	4.5
Utilities	3.7
Real Estate Investment Trusts	3.4
Insurance	3.3
Consumer Staples	2.1
Materials	1.9
Money Market Fund	0.1

98.4
Other assets in excess of liabilities	1.6

100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to the Investment Manager, Value Partners Hong Kong Limited. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks including preferred shares, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy, as the inputs are considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair valuation of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Tam
Raymond Tam
President and Principal Executive Officer

Date    February 26, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    February 26, 2014

*	Print the name and title of each signing officer under his or her signature.